Schedule of Investments (unaudited)	iShares® iBonds® Dec 2025 Term Corporate ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 1.9%
Boeing Co. (The)
2.60%, 10/30/25 (Call 07/30/25)	$865	$818,402
4.88%, 05/01/25 (Call 04/01/25)	9,087	9,226,486
General Dynamics Corp.
3.25%, 04/01/25 (Call 03/01/25)	2,488	2,495,290
3.50%, 05/15/25 (Call 03/15/25)(a)	2,442	2,467,421
L3Harris Technologies Inc., 3.83%, 04/27/25 (Call 01/27/25)	2,047	2,043,889
Northrop Grumman Corp., 2.93%, 01/15/25 (Call 11/15/24)	4,317	4,277,413
Raytheon Technologies Corp., 3.95%, 08/16/25 (Call 06/16/25)	4,325	4,408,775
		25,737,676
Agriculture — 1.2%
Altria Group Inc., 2.35%, 05/06/25 (Call 04/06/25)	2,447	2,356,975
Bunge Ltd. Finance Corp., 1.63%, 08/17/25 (Call 07/17/25)	2,120	1,983,620
Philip Morris International Inc.
1.50%, 05/01/25 (Call 04/01/25)	2,617	2,482,826
3.38%, 08/11/25 (Call 05/11/25)	2,333	2,322,478
Reynolds American Inc., 4.45%, 06/12/25 (Call 03/12/25)	6,930	6,936,376
		16,082,275
Airlines — 0.4%
Southwest Airlines Co., 5.25%, 05/04/25 (Call 04/04/25)	4,364	4,497,887
United Airlines Pass Through Trust, Series 2013-1, Class A, 4.30%, 02/15/27(a)	584	554,068
		5,051,955
Apparel — 0.6%
NIKE Inc., 2.40%, 03/27/25 (Call 02/27/25)	3,334	3,288,558
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	1,311	1,312,547
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)	1,195	1,201,190
Tapestry Inc., 4.25%, 04/01/25 (Call 01/01/25)(a)	150	150,270
VF Corp., 2.40%, 04/23/25 (Call 03/23/25)	2,062	2,000,078
		7,952,643
Auto Manufacturers — 3.4%
American Honda Finance Corp.
1.00%, 09/10/25(a)	2,248	2,085,717
1.20%, 07/08/25(a)	2,065	1,940,439
1.50%, 01/13/25	2,005	1,922,695
Cummins Inc., 0.75%, 09/01/25 (Call 08/01/25)	1,624	1,509,654
General Motors Co.
4.00%, 04/01/25(a)	1,245	1,240,705
6.13%, 10/01/25 (Call 09/01/25)(a)	5,135	5,398,888
General Motors Financial Co. Inc.
2.75%, 06/20/25 (Call 05/20/25)(a)	2,955	2,831,304
2.90%, 02/26/25 (Call 01/26/25)(a)	2,956	2,862,383
3.80%, 04/07/25	2,270	2,240,672
4.00%, 01/15/25 (Call 10/15/24)	2,340	2,320,321
4.30%, 07/13/25 (Call 04/13/25)	1,908	1,915,708
4.35%, 04/09/25 (Call 02/09/25)(a)	2,618	2,623,262
Honda Motor Co. Ltd., 2.27%, 03/10/25 (Call 02/10/25)	605	588,477
PACCAR Financial Corp.
1.80%, 02/06/25	738	711,181
2.85%, 04/07/25(a)	720	712,850
Toyota Motor Credit Corp.
0.80%, 10/16/25(a)	2,337	2,157,308
1.45%, 01/13/25(a)	2,730	2,617,442
1.80%, 02/13/25(a)	3,334	3,216,377
3.00%, 04/01/25	3,198	3,173,120
3.40%, 04/14/25(a)	1,185	1,187,808

Security	Par (000)	Value

Auto Manufacturers (continued)
3.95%, 06/30/25	$3,415	$3,468,513
		46,724,824
Auto Parts & Equipment — 0.5%
Aptiv PLC/Aptiv Corp., 2.40%, 02/18/25 (Call 02/18/23)	2,565	2,472,275
BorgWarner Inc., 3.38%, 03/15/25 (Call 12/15/24)	2,256	2,218,731
Magna International Inc., 4.15%, 10/01/25 (Call 07/01/25)	1,827	1,848,431
		6,539,437
Banks — 23.2%
Australia & New Zealand Banking Group Ltd./New York NY, 3.70%, 11/16/25	2,542	2,557,099
Banco Bilbao Vizcaya Argentaria SA, 1.13%, 09/18/25	2,695	2,481,610
Banco Santander SA
2.75%, 05/28/25	4,360	4,161,533
3.50%, 03/24/25	2,275	2,259,757
5.18%, 11/19/25	4,054	4,095,148
Bank of America Corp.
3.88%, 08/01/25	4,562	4,619,527
4.00%, 01/22/25	6,419	6,440,632
Series L, 3.95%, 04/21/25	6,378	6,385,398
Bank of Montreal
1.50%, 01/10/25	3,220	3,073,651
1.85%, 05/01/25(a)	4,143	3,961,205
3.70%, 06/07/25	3,930	3,936,013
Bank of New York Mellon Corp. (The)
1.60%, 04/24/25 (Call 03/24/25)	3,618	3,448,895
3.35%, 04/25/25 (Call 03/25/25)	3,140	3,139,027
3.95%, 11/18/25 (Call 10/18/25)(a)	1,056	1,071,671
Series G, 3.00%, 02/24/25 (Call 01/24/25)	2,071	2,052,941
Bank of Nova Scotia (The)
1.30%, 06/11/25(a)	3,497	3,287,635
1.45%, 01/10/25	1,515	1,442,265
2.20%, 02/03/25	3,844	3,716,956
3.45%, 04/11/25	3,545	3,521,319
BankUnited Inc., 4.88%, 11/17/25 (Call 08/17/25)	1,525	1,551,093
Barclays PLC, 3.65%, 03/16/25	6,061	5,969,297
Canadian Imperial Bank of Commerce
0.95%, 10/23/25(a)	2,129	1,956,615
2.25%, 01/28/25	3,462	3,352,497
3.30%, 04/07/25	1,445	1,430,709
Citigroup Inc.
3.30%, 04/27/25	3,922	3,907,685
3.88%, 03/26/25	2,677	2,674,965
4.40%, 06/10/25	6,216	6,279,963
5.50%, 09/13/25	3,586	3,740,772
Citizens Bank NA/Providence RI, 2.25%, 04/28/25 (Call 03/28/25)	2,161	2,070,368
Citizens Financial Group Inc., 4.30%, 12/03/25 (Call 11/03/25)(a)	1,188	1,192,895
Comerica Bank, 4.00%, 07/27/25	750	746,235
Cooperatieve Rabobank U.A., 4.38%, 08/04/25	5,034	5,046,082
Cooperatieve Rabobank U.A./NY
1.38%, 01/10/25	840	797,572
3.38%, 05/21/25	2,340	2,319,665
Credit Suisse AG/New York NY
2.95%, 04/09/25(a)	3,853	3,728,432
3.70%, 02/21/25	5,760	5,683,334
Credit Suisse Group AG, 3.75%, 03/26/25(a)	6,171	5,986,487
Deutsche Bank AG/New York NY, 4.16%, 05/13/25(a)	1,930	1,938,125
Fifth Third Bancorp., 2.38%, 01/28/25 (Call 12/28/24)	3,544	3,434,136
Fifth Third Bank NA, 3.95%, 07/28/25 (Call 06/28/25)(a)	1,530	1,549,064

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Corporate ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)	$990	$982,110
Goldman Sachs Group Inc. (The)
3.50%, 01/23/25 (Call 10/23/24)	6,092	6,087,004
3.50%, 04/01/25 (Call 03/01/25)	9,213	9,162,881
3.75%, 05/22/25 (Call 02/22/25)	5,530	5,534,977
4.25%, 10/21/25(a)	4,749	4,812,921
HSBC Holdings PLC, 4.25%, 08/18/25(a)	4,183	4,157,944
Huntington Bancshares Inc./OH, 4.00%, 05/15/25 (Call 04/15/25)	1,691	1,703,835
JPMorgan Chase & Co.
3.13%, 01/23/25 (Call 10/23/24)(a)	6,631	6,623,772
3.90%, 07/15/25 (Call 04/15/25)	6,844	6,930,850
7.75%, 07/15/25	490	543,812
KeyBank NA/Cleveland OH, 3.30%, 06/01/25(a)	2,408	2,393,865
KeyCorp., 4.15%, 10/29/25	1,438	1,453,430
Lloyds Bank PLC, 3.50%, 05/14/25(a)	425	419,815
Lloyds Banking Group PLC
4.45%, 05/08/25	4,293	4,318,930
4.58%, 12/10/25	3,772	3,720,361
Manufacturers & Traders Trust Co., 2.90%, 02/06/25 (Call 01/06/25)	2,967	2,914,662
Mitsubishi UFJ Financial Group Inc.
1.41%, 07/17/25	4,885	4,556,728
2.19%, 02/25/25	7,426	7,108,464
3.78%, 03/02/25(a)	1,762	1,769,841
Morgan Stanley
4.00%, 07/23/25(a)	8,056	8,140,427
5.00%, 11/24/25	5,411	5,576,793
National Australia Bank Ltd/New York, 3.50%, 06/09/25	610	608,719
Northern Trust Corp., 3.95%, 10/30/25(a)	2,982	3,030,249
PNC Bank N.A.
2.95%, 02/23/25 (Call 01/24/25)	2,487	2,451,063
3.25%, 06/01/25 (Call 05/02/25)	2,281	2,264,417
3.88%, 04/10/25 (Call 03/10/25)	1,822	1,823,585
4.20%, 11/01/25 (Call 10/02/25)	1,480	1,488,791
Regions Financial Corp., 2.25%, 05/18/25 (Call 04/18/25)	2,532	2,455,230
Royal Bank of Canada
1.15%, 06/10/25	5,012	4,686,771
1.60%, 01/21/25	1,310	1,250,696
3.38%, 04/14/25	2,740	2,726,245
Santander Holdings USA Inc.
3.45%, 06/02/25 (Call 05/02/25)	2,976	2,888,833
4.50%, 07/17/25 (Call 04/17/25)	2,994	2,996,994
State Street Corp., 3.55%, 08/18/25(a)	4,529	4,561,926
Sumitomo Mitsui Banking Corp., 3.65%, 07/23/25	780	772,091
Sumitomo Mitsui Financial Group Inc.
1.47%, 07/08/25	6,959	6,487,736
2.35%, 01/15/25	3,824	3,675,591
SVB Financial Group, 3.50%, 01/29/25	1,214	1,195,037
Toronto-Dominion Bank (The)
0.75%, 09/11/25(a)	2,858	2,621,929
1.15%, 06/12/25	2,379	2,225,531
1.45%, 01/10/25(a)	2,455	2,344,058
3.77%, 06/06/25	4,420	4,437,194
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	3,248	3,088,621
3.63%, 09/16/25 (Call 08/16/25)	3,132	3,122,855
4.05%, 11/03/25 (Call 09/03/25)	1,110	1,127,205
Truist Financial Corp.
1.20%, 08/05/25 (Call 07/03/25)	1,679	1,563,300

Security	Par (000)	Value

Banks (continued)
3.70%, 06/05/25 (Call 05/05/25)(a)	$2,365	$2,381,106
4.00%, 05/01/25 (Call 03/01/25)	2,325	2,351,017
U.S. Bancorp.
1.45%, 05/12/25 (Call 04/11/25)(a)	3,897	3,723,505
3.95%, 11/17/25 (Call 10/17/25)(a)	1,962	2,002,064
U.S. Bank NA/Cincinnati OH
2.05%, 01/21/25 (Call 12/20/24)(a)	2,861	2,771,279
2.80%, 01/27/25 (Call 12/27/24)(a)	1,683	1,658,883
Wells Fargo & Co.
3.00%, 02/19/25(a)	7,144	7,069,274
3.55%, 09/29/25	6,987	6,967,087
Westpac Banking Corp.
2.35%, 02/19/25(a)	3,551	3,456,898
3.74%, 08/26/25(a)	1,150	1,155,911
		319,353,386
Beverages — 1.3%
Brown-Forman Corp., 3.50%, 04/15/25 (Call 02/15/25)(a)	904	911,675
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)(a)	1,113	1,114,937
Constellation Brands Inc.
4.40%, 11/15/25 (Call 09/15/25)(a)	1,440	1,468,498
4.75%, 12/01/25(a)	1,030	1,053,103
Diageo Capital PLC, 1.38%, 09/29/25 (Call 08/29/25)	2,420	2,281,092
Keurig Dr Pepper Inc.
3.40%, 11/15/25 (Call 08/15/25)(a)	2,068	2,055,178
4.42%, 05/25/25 (Call 03/25/25)(a)	902	919,264
PepsiCo Inc.
2.25%, 03/19/25 (Call 02/19/25)	3,771	3,703,574
2.75%, 04/30/25 (Call 01/30/25)(a)	2,592	2,578,418
3.50%, 07/17/25 (Call 04/17/25)(a)	1,746	1,769,711
		17,855,450
Biotechnology — 1.4%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	1,622	1,566,901
3.13%, 05/01/25 (Call 02/01/25)(a)	2,402	2,392,464
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	2,734	2,736,597
Biogen Inc., 4.05%, 09/15/25 (Call 06/15/25)	4,783	4,815,094
Gilead Sciences Inc., 3.50%, 02/01/25 (Call 11/01/24)(a)	5,028	5,052,637
Royalty Pharma PLC, 1.20%, 09/02/25 (Call 08/02/25)(a)	2,873	2,642,815
		19,206,508
Building Materials — 0.4%
Carrier Global Corp., 2.24%, 02/15/25 (Call 01/15/25)	916	883,812
Fortune Brands Home & Security Inc., 4.00%, 06/15/25 (Call 03/15/25)(a)	1,864	1,865,137
Lennox International Inc., 1.35%, 08/01/25 (Call 07/01/25)	1,464	1,355,547
Vulcan Materials Co., 4.50%, 04/01/25 (Call 01/01/25)	927	942,397
		5,046,893
Chemicals — 1.5%
Air Products and Chemicals Inc., 1.50%, 10/15/25 (Call 09/15/25)	1,527	1,452,376
Celanese U.S. Holdings LLC, 6.05%, 03/15/25	4,565	4,604,898
DuPont de Nemours Inc., 4.49%, 11/15/25 (Call 09/15/25)	5,060	5,189,738
Eastman Chemical Co., 3.80%, 03/15/25 (Call 12/15/24)	2,094	2,085,205
EI du Pont de Nemours and Co., 1.70%, 07/15/25 (Call 06/15/25)	1,603	1,531,987
Linde Inc./CT, 2.65%, 02/05/25 (Call 11/05/24)	1,252	1,235,987
LYB International Finance III LLC, 1.25%, 10/01/25 (Call 09/01/25)	1,376	1,265,769
Nutrien Ltd., 3.00%, 04/01/25 (Call 01/01/25)	1,573	1,549,200

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Corporate ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Sherwin-Williams Co. (The), 3.45%, 08/01/25 (Call 05/01/25)	$1,177	$1,164,006
		20,079,166
Commercial Services — 1.3%
Automatic Data Processing Inc., 3.38%, 09/15/25 (Call 06/15/25)(a)	3,204	3,250,810
Block Financial LLC, 5.25%, 10/01/25 (Call 07/01/25)	1,090	1,115,059
Cintas Corp. No. 2, 3.45%, 05/01/25 (Call 04/01/25)	190	189,918
Equifax Inc., 2.60%, 12/15/25 (Call 11/15/25)	1,527	1,450,726
Global Payments Inc., 2.65%, 02/15/25 (Call 01/15/25)	3,126	3,014,433
Moody’s Corp., 3.75%, 03/24/25 (Call 02/24/25)	2,062	2,075,589
PayPal Holdings Inc., 1.65%, 06/01/25 (Call 05/01/25)(a)	3,175	3,050,096
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	2,256	2,267,799
Yale University, Series 2020, 0.87%, 04/15/25 (Call 03/15/25)	1,475	1,394,967
		17,809,397
Computers — 2.8%
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	1,495	1,389,483
1.13%, 05/11/25 (Call 04/11/25)	5,732	5,454,399
2.50%, 02/09/25(a)	3,724	3,689,181
2.75%, 01/13/25 (Call 11/13/24)	3,392	3,377,007
3.20%, 05/13/25(a)	4,936	4,973,217
Dell International LLC/EMC Corp., 5.85%, 07/15/25 (Call 06/15/25)	3,046	3,196,747
Hewlett Packard Enterprise Co., 4.90%, 10/15/25 (Call 07/15/25)	6,245	6,420,672
HP Inc., 2.20%, 06/17/25 (Call 05/17/25)(a)	3,438	3,293,191
International Business Machines Corp.
4.00%, 07/27/25	240	243,444
7.00%, 10/30/25	1,924	2,132,081
Leidos Inc., 3.63%, 05/15/25 (Call 04/15/25)	1,888	1,866,477
NetApp Inc., 1.88%, 06/22/25 (Call 05/22/25)	2,556	2,421,299
		38,457,198
Cosmetics & Personal Care — 0.5%
GSK Consumer Healthcare Capital UK PLC, 3.13%, 03/24/25(b)	2,400	2,363,472
Procter & Gamble Co. (The), 0.55%, 10/29/25(a)	2,458	2,289,848
Unilever Capital Corp.
3.10%, 07/30/25(a)	825	823,276
3.38%, 03/22/25 (Call 01/22/25)(a)	1,258	1,261,522
		6,738,118
Distribution & Wholesale — 0.1%
WW Grainger Inc., 1.85%, 02/15/25 (Call 01/15/25)	1,770	1,708,510

Diversified Financial Services — 6.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.50%, 01/15/25 (Call 11/15/24)	2,890	2,783,792
4.45%, 10/01/25 (Call 08/01/25)	1,538	1,505,148
6.50%, 07/15/25 (Call 06/15/25)(a)	3,175	3,283,680
Affiliated Managers Group Inc., 3.50%, 08/01/25	1,270	1,265,034
Air Lease Corp.
2.30%, 02/01/25 (Call 01/01/25)(a)	1,629	1,543,803
3.25%, 03/01/25 (Call 01/01/25)	1,884	1,828,949
3.38%, 07/01/25 (Call 06/01/25)	2,350	2,268,196
Ally Financial Inc.
4.63%, 03/30/25(a)	1,699	1,719,082
5.80%, 05/01/25 (Call 04/01/25)(a)	2,268	2,361,079
American Express Co.
2.25%, 03/04/25 (Call 02/01/25)(a)	4,415	4,280,961

Security	Par (000)	Value

Diversified Financial Services (continued)
3.95%, 08/01/25 (Call 07/01/25)	$310	$312,778
4.20%, 11/06/25 (Call 10/06/25)	3,248	3,334,819
Ameriprise Financial Inc., 3.00%, 04/02/25 (Call 03/02/25)	1,596	1,573,321
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)	2,698	2,649,868
4.20%, 10/29/25 (Call 09/29/25)(a)	4,043	4,048,418
4.25%, 04/30/25 (Call 03/31/25)	2,416	2,438,614
Charles Schwab Corp. (The)
3.00%, 03/10/25 (Call 12/10/24)(a)	1,242	1,233,045
3.63%, 04/01/25 (Call 01/01/25)	1,170	1,175,546
3.85%, 05/21/25 (Call 03/21/25)	2,450	2,492,507
4.20%, 03/24/25 (Call 02/24/25)	1,261	1,287,027
CME Group Inc., 3.00%, 03/15/25 (Call 12/15/24)(a)	2,194	2,188,252
Discover Financial Services, 3.75%, 03/04/25 (Call 12/04/24)	1,669	1,660,171
Franklin Resources Inc., 2.85%, 03/30/25	1,271	1,245,199
Intercontinental Exchange Inc.
3.65%, 05/23/25 (Call 04/23/25)	565	569,362
3.75%, 12/01/25 (Call 09/01/25)(a)	3,928	3,960,524
Janus Henderson U.S. Holdings Inc., 4.88%, 08/01/25 (Call 05/01/25)	927	941,804
Lazard Group LLC, 3.75%, 02/13/25(a)	1,449	1,439,219
Mastercard Inc., 2.00%, 03/03/25 (Call 02/03/25)	2,201	2,148,308
Nomura Holdings Inc.
1.85%, 07/16/25	3,779	3,512,467
2.65%, 01/16/25	3,926	3,775,948
5.10%, 07/03/25	1,205	1,231,896
Radian Group Inc., 6.63%, 03/15/25 (Call 09/15/24)	1,420	1,447,193
Synchrony Financial
4.50%, 07/23/25 (Call 04/23/25)	2,695	2,684,220
4.88%, 06/13/25 (Call 05/13/25)	2,160	2,153,542
Visa Inc., 3.15%, 12/14/25 (Call 09/14/25)	11,055	11,066,166
Western Union Co. (The), 2.85%, 01/10/25 (Call 12/10/24)	2,304	2,241,953
		85,651,891
Electric — 4.8%
Ameren Illinois Co., 3.25%, 03/01/25 (Call 12/01/24)(a)	491	489,910
American Electric Power Co. Inc., Series N, 1.00%, 11/01/25 (Call 10/01/25)	1,236	1,126,639
Appalachian Power Co., 3.40%, 06/01/25 (Call 03/01/25)	959	952,431
Arizona Public Service Co., 3.15%, 05/15/25 (Call 02/15/25)(a)	784	775,070
Avangrid Inc., 3.20%, 04/15/25 (Call 03/15/25)	2,085	2,045,635
Berkshire Hathaway Energy Co.
3.50%, 02/01/25 (Call 11/01/24)	1,155	1,162,519
4.05%, 04/15/25 (Call 03/15/25)(a)	3,226	3,299,521
Connecticut Light & Power Co. (The), Series A, 0.75%, 12/01/25 (Call 11/01/25)	644	587,437
Constellation Energy Generation LLC, 3.25%, 06/01/25 (Call 05/01/25)(a)	2,242	2,187,273
Dominion Energy Inc.
3.90%, 10/01/25 (Call 07/01/25)	2,146	2,155,550
Series A, 3.30%, 03/15/25 (Call 02/15/25)	992	984,540
DTE Electric Co., 3.38%, 03/01/25 (Call 12/01/24)(a)	1,005	1,005,804
DTE Energy Co., Series F, 1.05%, 06/01/25 (Call 05/01/25)	2,464	2,290,461
Duke Energy Corp., 0.90%, 09/15/25 (Call 08/15/25)	1,440	1,327,651
Duke Energy Progress LLC, 3.25%, 08/15/25 (Call 05/15/25)(a)	1,867	1,874,599
Edison International, 4.95%, 04/15/25 (Call 03/15/25)	1,059	1,076,315
Entergy Corp., 0.90%, 09/15/25 (Call 08/15/25)	2,439	2,223,856
Evergy Metro Inc., 3.65%, 08/15/25 (Call 05/15/25)(a)	1,046	1,050,623

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Corporate ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Eversource Energy
Series H, 3.15%, 01/15/25 (Call 10/15/24)	$1,063	$1,047,129
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	811	740,759
Exelon Corp., 3.95%, 06/15/25 (Call 03/15/25)	2,976	2,994,332
Florida Power & Light Co.
2.85%, 04/01/25 (Call 03/01/25)	2,925	2,912,715
3.13%, 12/01/25 (Call 06/01/25)(a)	1,689	1,692,006
Iberdrola International BV, 5.81%, 03/15/25	675	712,085
Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/25 (Call 07/01/25)(a)	789	783,769
National Rural Utilities Cooperative Finance Corp.
1.88%, 02/07/25	455	439,671
2.85%, 01/27/25 (Call 10/27/24)	1,302	1,286,858
3.25%, 11/01/25 (Call 08/01/25)	1,299	1,289,569
3.45%, 06/15/25	70	70,092
NextEra Energy Capital Holdings Inc., 4.45%, 06/20/25	1,365	1,401,186
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)	2,286	2,088,627
2.95%, 04/01/25 (Call 01/01/25)	977	967,005
Pacific Gas and Electric Co.
3.45%, 07/01/25(a)	575	551,408
3.50%, 06/15/25 (Call 03/15/25)	2,750	2,625,700
4.95%, 06/08/25	1,735	1,720,062
PECO Energy Co., 3.15%, 10/15/25 (Call 07/15/25)(a)	370	367,850
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)(a)	1,185	1,095,852
Public Service Electric & Gas Co., 3.00%, 05/15/25 (Call 02/15/25)(a)	885	875,610
Public Service Enterprise Group Inc., 0.80%, 08/15/25 (Call 07/15/25)(a)	1,777	1,623,805
Puget Energy Inc., 3.65%, 05/15/25 (Call 02/15/25)(a)	1,616	1,585,474
Sempra Energy, 3.30%, 04/01/25 (Call 03/01/25)	1,880	1,859,846
Southern California Edison Co.
Series C, 4.20%, 06/01/25	1,055	1,070,392
Series E, 3.70%, 08/01/25 (Call 06/01/25)	3,177	3,180,304
Southern Power Co., 4.15%, 12/01/25 (Call 09/01/25)	1,443	1,455,698
Tucson Electric Power Co., 3.05%, 03/15/25 (Call 12/15/24)(a)	275	271,414
Virginia Electric & Power Co., Series A, 3.10%, 05/15/25 (Call 02/15/25)(a)	1,101	1,094,009
Xcel Energy Inc., 3.30%, 06/01/25 (Call 12/01/24)(a)	1,915	1,899,795
		66,318,856
Electrical Components & Equipment — 0.1%
Emerson Electric Co., 3.15%, 06/01/25 (Call 03/01/25)(a)	879	877,769

Electronics — 0.6%
Amphenol Corp., 2.05%, 03/01/25 (Call 02/01/25)	952	916,605
Arrow Electronics Inc., 4.00%, 04/01/25 (Call 01/01/25)	1,544	1,535,276
Flex Ltd., 4.75%, 06/15/25 (Call 03/15/25)	1,713	1,715,655
Honeywell International Inc., 1.35%, 06/01/25 (Call 05/01/25)	3,717	3,555,199
Legrand France SA, 8.50%, 02/15/25	427	472,851
		8,195,586
Entertainment — 0.4%
Magallanes Inc.
3.64%, 03/15/25(b)	4,290	4,205,187
3.79%, 03/15/25 (Call 03/15/23)(a)(b)	1,160	1,134,445
		5,339,632

Security	Par (000)	Value

Environmental Control — 0.3%
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)	$787	$718,366
3.20%, 03/15/25 (Call 12/15/24)	1,637	1,620,352
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)	1,198	1,101,633
3.13%, 03/01/25 (Call 12/01/24)	1,115	1,111,599
		4,551,950
Food — 1.2%
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)(a)	870	860,909
3.95%, 03/15/25 (Call 01/15/25)(a)	2,469	2,486,604
Conagra Brands Inc., 4.60%, 11/01/25 (Call 09/01/25)	2,810	2,855,775
General Mills Inc., 4.00%, 04/17/25 (Call 02/17/25)(a)	2,159	2,186,916
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)	915	858,005
3.20%, 08/21/25 (Call 05/21/25)(a)	290	289,011
JM Smucker Co. (The), 3.50%, 03/15/25	3,410	3,413,171
Mondelez International Inc., 1.50%, 05/04/25 (Call 04/04/25)	1,968	1,870,702
Sysco Corp., 3.75%, 10/01/25 (Call 07/01/25)(a)	2,130	2,139,393
		16,960,486
Forest Products & Paper — 0.1%
Fibria Overseas Finance Ltd., 4.00%, 01/14/25 (Call 11/14/24)	825	819,308

Gas — 0.3%
National Fuel Gas Co., 5.20%, 07/15/25 (Call 04/15/25)	1,210	1,228,840
NiSource Inc., 0.95%, 08/15/25 (Call 07/15/25)	3,185	2,917,810
Southern California Gas Co., 3.20%, 06/15/25 (Call 03/15/25)(a)	730	725,255
		4,871,905
Hand & Machine Tools — 0.1%
Stanley Black & Decker Inc., 2.30%, 02/24/25 (Call 02/24/23)(a)	975	950,411

Health Care - Products — 1.0%
Abbott Laboratories
2.95%, 03/15/25 (Call 12/15/24)(a)	2,707	2,711,169
3.88%, 09/15/25 (Call 06/15/25)	1,253	1,281,167
Boston Scientific Corp., 1.90%, 06/01/25 (Call 05/01/25)	1,892	1,806,765
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)	1,298	1,296,079
Stryker Corp.
1.15%, 06/15/25 (Call 05/15/25)	1,801	1,686,529
3.38%, 11/01/25 (Call 08/01/25)	1,909	1,892,506
Zimmer Biomet Holdings Inc., 3.55%, 04/01/25 (Call 01/01/25)	3,045	3,006,877
		13,681,092
Health Care - Services — 2.1%
CommonSpirit Health, 1.55%, 10/01/25 (Call 07/01/25)	1,333	1,236,051
Elevance Health Inc., 2.38%, 01/15/25 (Call 12/15/24)(a)	3,651	3,558,958
HCA Inc.
5.25%, 04/15/25	3,658	3,729,807
5.38%, 02/01/25	6,200	6,337,144
Humana Inc., 4.50%, 04/01/25 (Call 03/01/25)(a)	1,772	1,805,065
Laboratory Corp. of America Holdings, 3.60%, 02/01/25 (Call 11/01/24)	3,216	3,210,629
PeaceHealth Obligated Group, Series 2020, 1.38%, 11/15/25 (Call 08/15/25)	888	824,979
Quest Diagnostics Inc., 3.50%, 03/30/25 (Call 12/30/24)	1,537	1,529,238
Sutter Health, Series 20A, 1.32%, 08/15/25 (Call 05/15/25)	270	250,876

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Corporate ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
UnitedHealth Group Inc.
3.70%, 12/15/25(a)	$894	$909,010
3.75%, 07/15/25	5,142	5,239,030
UPMC, Series D-1, 3.60%, 04/03/25	960	965,213
		29,596,000
Holding Companies - Diversified — 1.1%
Ares Capital Corp.
3.25%, 07/15/25 (Call 06/15/25)	3,308	3,119,444
4.25%, 03/01/25 (Call 01/01/25)(a)	1,855	1,809,219
Blackstone Private Credit Fund
2.70%, 01/15/25 (Call 11/15/24)(b)	1,530	1,408,977
4.70%, 03/24/25(a)(b)	2,395	2,319,558
FS KKR Capital Corp., 4.13%, 02/01/25 (Call 01/01/25)	1,367	1,319,797
Goldman Sachs BDC Inc., 3.75%, 02/10/25 (Call 01/10/25)(a)	1,200	1,179,336
Oaktree Specialty Lending Corp., 3.50%, 02/25/25 (Call 01/25/25)	875	839,816
Owl Rock Capital Corp.
3.75%, 07/22/25 (Call 06/22/25)	1,522	1,451,014
4.00%, 03/30/25 (Call 02/28/25)(a)	1,047	1,011,517
OWL Rock Core Income Corp., 5.50%, 03/21/25(b)	870	841,438
		15,300,116
Home Builders — 0.3%
DR Horton Inc., 2.60%, 10/15/25 (Call 09/15/25)(a)	1,735	1,657,428
Lennar Corp., 4.75%, 05/30/25 (Call 02/28/25)(a)	1,746	1,767,842
Toll Brothers Finance Corp., 4.88%, 11/15/25 (Call 08/15/25)(a)	915	916,867
		4,342,137
Home Furnishings — 0.2%
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)	1,090	1,097,532
Whirlpool Corp., 3.70%, 05/01/25	1,057	1,057,380
		2,154,912

Household Products & Wares — 0.0%
Kimberly-Clark Corp., 3.05%, 08/15/25	720	715,788

Insurance — 1.9%
Aflac Inc., 3.25%, 03/17/25	1,450	1,444,475
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	1,033	1,018,838
Allstate Corp. (The), 0.75%, 12/15/25 (Call 11/15/25)	1,632	1,486,687
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	3,516	3,391,850
3.75%, 07/10/25 (Call 04/10/25)	2,296	2,293,360
Aon Global Ltd., 3.88%, 12/15/25 (Call 09/15/25)	2,514	2,526,268
Chubb INA Holdings Inc., 3.15%, 03/15/25(a)	1,926	1,921,050
CNO Financial Group Inc., 5.25%, 05/30/25 (Call 02/28/25)(a)	1,262	1,284,640
Corebridge Financial Inc., 3.50%, 04/04/25 (Call 03/04/25)(b)	2,520	2,465,996
Kemper Corp., 4.35%, 02/15/25 (Call 11/15/24)	1,109	1,108,046
Lincoln National Corp., 3.35%, 03/09/25(a)	610	605,584
Marsh & McLennan Companies Inc., 3.50%, 03/10/25 (Call 12/10/24)	2,194	2,193,693
MetLife Inc.
3.00%, 03/01/25(a)	1,383	1,371,162
3.60%, 11/13/25 (Call 08/13/25)(a)	1,523	1,533,341
Principal Financial Group Inc., 3.40%, 05/15/25 (Call 02/15/25)(a)	1,127	1,116,406

Security	Par (000)	Value

Insurance (continued)
RenaissanceRe Finance Inc., 3.70%, 04/01/25 (Call 01/01/25)	$890	$884,758
		26,646,154
Internet — 1.4%
Alphabet Inc., 0.45%, 08/15/25 (Call 07/15/25)	2,687	2,507,186
Amazon.com Inc.
0.80%, 06/03/25 (Call 05/03/25)	3,090	2,911,985
3.00%, 04/13/25	3,765	3,776,898
5.20%, 12/03/25 (Call 09/03/25)(a)	2,290	2,430,308
Baidu Inc.
3.08%, 04/07/25 (Call 03/07/25)(a)	1,155	1,122,856
4.13%, 06/30/25(a)	1,255	1,252,992
Booking Holdings Inc., 3.65%, 03/15/25 (Call 12/15/24)(a)	1,233	1,247,328
eBay Inc., 1.90%, 03/11/25 (Call 02/11/25)	2,803	2,685,386
Tencent Music Entertainment Group, 1.38%, 09/03/25 (Call 08/03/25)	860	785,197
VeriSign Inc., 5.25%, 04/01/25 (Call 01/01/25)	435	443,100
		19,163,236
Iron & Steel — 0.4%
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	1,688	1,620,716
3.95%, 05/23/25	865	875,700
Reliance Steel & Aluminum Co., 1.30%, 08/15/25 (Call 07/15/25)(a)	1,574	1,447,183
Steel Dynamics Inc., 2.40%, 06/15/25 (Call 05/15/25)	1,396	1,343,929
		5,287,528
Leisure Time — 0.1%
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)	1,652	1,626,559

Lodging — 0.4%
Hyatt Hotels Corp., 5.63%, 04/23/25 (Call 03/23/25)	1,579	1,614,859
Marriott International Inc./MD
3.75%, 03/15/25 (Call 12/15/24)	1,031	1,025,371
3.75%, 10/01/25 (Call 07/01/25)	1,334	1,320,993
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	1,541	1,608,080
		5,569,303
Machinery — 1.8%
Caterpillar Financial Services Corp.
0.80%, 11/13/25(a)	2,603	2,404,313
1.45%, 05/15/25	1,556	1,485,949
3.40%, 05/13/25	2,590	2,606,628
CNH Industrial Capital LLC, 3.95%, 05/23/25	1,475	1,471,711
Deere & Co., 2.75%, 04/15/25 (Call 03/15/25)	1,712	1,693,853
Dover Corp., 3.15%, 11/15/25 (Call 08/15/25)	1,524	1,505,316
John Deere Capital Corp.
1.25%, 01/10/25(a)	1,825	1,748,788
2.05%, 01/09/25	1,237	1,207,968
2.13%, 03/07/25(a)	1,080	1,051,898
3.40%, 06/06/25	360	362,250
3.40%, 09/11/25	851	855,161
3.45%, 03/13/25(a)	2,058	2,079,259
Otis Worldwide Corp., 2.06%, 04/05/25 (Call 03/05/25)	3,938	3,762,601
Rockwell Automation Inc., 2.88%, 03/01/25 (Call 12/01/24)(a)	832	821,974
Westinghouse Air Brake Technologies Corp., 3.20%, 06/15/25 (Call 05/15/25)(a)	1,751	1,690,591
		24,748,260
Manufacturing — 0.5%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)	2,349	2,285,577

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Corporate ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
2.65%, 04/15/25 (Call 03/15/25)	$1,619	$1,600,803
3.00%, 08/07/25(a)	1,640	1,633,489
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25	610	604,278
Textron Inc., 3.88%, 03/01/25 (Call 12/01/24)(a)	1,214	1,214,971
		7,339,118
Media — 3.1%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 07/23/25 (Call 04/23/25)	11,286	11,431,364
Comcast Corp.
3.38%, 02/15/25 (Call 11/15/24)	2,660	2,663,777
3.38%, 08/15/25 (Call 05/15/25)	4,312	4,315,838
3.95%, 10/15/25 (Call 08/15/25)(a)	8,103	8,243,344
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	813	794,195
3.95%, 06/15/25 (Call 03/15/25)	1,640	1,625,715
Fox Corp., 3.05%, 04/07/25 (Call 03/07/25)	2,088	2,043,129
Grupo Televisa SAB, 6.63%, 03/18/25	554	588,847
Paramount Global, 4.75%, 05/15/25 (Call 04/15/25)	1,763	1,794,752
TWDC Enterprises 18 Corp., 3.15%, 09/17/25(a)	2,241	2,228,540
Walt Disney Co. (The)
3.35%, 03/24/25(a)	5,138	5,156,702
3.70%, 10/15/25 (Call 07/15/25)(a)	1,618	1,635,135
		42,521,338
Metal Fabricate & Hardware — 0.2%
Precision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)(a)	2,233	2,243,138

Mining — 0.1%
Southern Copper Corp., 3.88%, 04/23/25	944	934,985

Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., 4.13%, 05/01/25 (Call 08/29/22)(a)	1,898	1,866,873

Oil & Gas — 4.1%
BP Capital Markets America Inc.
3.19%, 04/06/25 (Call 08/24/22)(a)	2,433	2,433,000
3.80%, 09/21/25 (Call 07/21/25)	2,633	2,674,522
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	1,832	1,729,371
3.90%, 02/01/25 (Call 11/01/24)	1,578	1,572,177
Cenovus Energy Inc., 5.38%, 07/15/25 (Call 04/15/25)(a)	2,181	2,263,747
Chevron Corp.
1.55%, 05/11/25 (Call 04/11/25)	6,201	5,960,897
3.33%, 11/17/25 (Call 08/17/25)	1,789	1,796,603
Chevron USA Inc., 0.69%, 08/12/25 (Call 07/12/25)(a)	1,824	1,698,053
ConocoPhillips Co., 2.40%, 03/07/25 (Call 03/07/23)	585	571,539
Devon Energy Corp., 5.85%, 12/15/25 (Call 09/15/25)	1,625	1,701,993
EOG Resources Inc., 3.15%, 04/01/25 (Call 01/01/25)	1,808	1,799,159
EQT Corp., 6.13%, 02/01/25 (Call 01/01/25)(a)	2,890	3,011,033
Exxon Mobil Corp.
2.71%, 03/06/25 (Call 12/06/24)(a)	4,068	4,026,303
2.99%, 03/19/25 (Call 02/19/25)	5,187	5,164,852
Marathon Petroleum Corp., 4.70%, 05/01/25 (Call 04/01/25)	3,696	3,768,553
Phillips 66, 3.85%, 04/09/25 (Call 03/09/25)(a)	2,072	2,094,585
Phillips 66 Co., 3.61%, 02/15/25 (Call 11/15/24)(b)	1,397	1,390,518
Shell International Finance BV, 3.25%, 05/11/25(a)	7,600	7,609,196
TotalEnergies Capital International SA, 2.43%, 01/10/25 (Call 10/10/24)	3,380	3,324,331

Security	Par (000)	Value

Oil & Gas (continued)
Valero Energy Corp., 2.85%, 04/15/25 (Call 03/15/25)	$1,257	$1,225,236
		55,815,668
Oil & Gas Services — 0.2%
Halliburton Co., 3.80%, 11/15/25 (Call 08/15/25)	1,657	1,659,452
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)(a)	1,650	1,557,650
		3,217,102
Packaging & Containers — 0.3%
Amcor Flexibles North America Inc., 4.00%, 05/17/25 (Call 04/17/25)	725	722,230
Sonoco Products Co., 1.80%, 02/01/25 (Call 02/01/23)	1,760	1,672,299
WRKCo Inc., 3.75%, 03/15/25 (Call 01/15/25)	1,729	1,725,231
		4,119,760
Pharmaceuticals — 5.7%
AbbVie Inc.
3.60%, 05/14/25 (Call 02/14/25)	9,704	9,709,337
3.80%, 03/15/25 (Call 12/15/24)	7,263	7,287,041
AmerisourceBergen Corp., 3.25%, 03/01/25 (Call 12/01/24)(a)	1,445	1,429,914
AstraZeneca PLC, 3.38%, 11/16/25(a)	5,540	5,556,011
Bristol-Myers Squibb Co., 0.75%, 11/13/25 (Call 10/13/25)	2,173	2,016,218
Cardinal Health Inc., 3.75%, 09/15/25 (Call 06/15/25)	1,449	1,453,304
Cigna Corp.
3.25%, 04/15/25 (Call 01/15/25)(a)	3,019	2,995,150
4.13%, 11/15/25 (Call 09/15/25)	5,789	5,877,398
CVS Health Corp.
3.88%, 07/20/25 (Call 04/20/25)	7,201	7,290,724
4.10%, 03/25/25 (Call 01/25/25)	2,757	2,800,312
Eli Lilly & Co., 2.75%, 06/01/25 (Call 03/01/25)(a)	1,560	1,553,245
GlaxoSmithKline Capital Inc., 3.63%, 05/15/25(a)	2,966	3,012,329
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)(a)	2,440	2,283,986
2.63%, 01/15/25 (Call 11/15/24)	1,834	1,830,057
McKesson Corp., 0.90%, 12/03/25 (Call 11/03/25)	1,203	1,098,423
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)(a)	2,417	2,456,349
Merck & Co. Inc., 2.75%, 02/10/25 (Call 11/10/24)	6,668	6,618,924
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	2,446	2,381,181
3.00%, 11/20/25 (Call 08/20/25)	5,017	5,013,137
Pfizer Inc., 0.80%, 05/28/25 (Call 04/28/25)	2,154	2,038,287
Viatris Inc., 1.65%, 06/22/25 (Call 05/22/25)	2,355	2,161,655
Zoetis Inc., 4.50%, 11/13/25 (Call 08/13/25)(a)	1,974	2,026,429
		78,889,411
Pipelines — 3.4%
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/25 (Call 10/02/24)(a)	3,703	3,812,794
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	2,812	2,843,719
Enbridge Energy Partners LP, 5.88%, 10/15/25 (Call 07/15/25)	1,195	1,254,499
Enbridge Inc.
2.50%, 01/15/25 (Call 12/15/24)	1,390	1,349,871
2.50%, 02/14/25	1,570	1,520,278
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	2,809	2,703,045
4.05%, 03/15/25 (Call 12/15/24)	2,589	2,568,728
5.95%, 12/01/25 (Call 09/01/25)	1,164	1,209,687
Enterprise Products Operating LLC, 3.75%, 02/15/25 (Call 11/15/24)(a)	3,287	3,293,344

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Corporate ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Kinder Morgan Inc., 4.30%, 06/01/25 (Call 03/01/25)(a)	$4,229	$4,270,571
MPLX LP
4.00%, 02/15/25 (Call 11/15/24)(a)	1,336	1,328,345
4.88%, 06/01/25 (Call 03/01/25)	3,495	3,557,176
ONEOK Inc., 2.20%, 09/15/25 (Call 08/15/25)	1,126	1,057,618
ONEOK Partners LP, 4.90%, 03/15/25 (Call 12/15/24)	1,429	1,447,477
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/25 (Call 07/15/25)	2,830	2,838,886
Sabine Pass Liquefaction LLC, 5.63%, 03/01/25 (Call 12/01/24)	5,141	5,290,757
Spectra Energy Partners LP, 3.50%, 03/15/25 (Call 12/15/24)	1,534	1,519,059
TC PipeLines LP, 4.38%, 03/13/25 (Call 12/13/24)(a)	1,032	1,037,820
Williams Companies Inc. (The)
3.90%, 01/15/25 (Call 10/15/24)(a)	2,222	2,218,689
4.00%, 09/15/25 (Call 06/15/25)	2,138	2,132,869
		47,255,232
Real Estate — 0.2%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	2,240	2,244,368

Real Estate Investment Trusts — 4.1%
Alexandria Real Estate Equities Inc., 3.45%, 04/30/25 (Call 02/28/25)(a)	1,651	1,644,462
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)	1,260	1,161,292
2.40%, 03/15/25 (Call 02/15/25)	1,887	1,810,746
2.95%, 01/15/25 (Call 12/15/24)	1,756	1,718,141
4.00%, 06/01/25 (Call 03/01/25)(a)	2,401	2,403,977
AvalonBay Communities Inc.
3.45%, 06/01/25 (Call 03/03/25)(a)	1,179	1,172,351
3.50%, 11/15/25 (Call 08/15/25)	986	977,008
Boston Properties LP, 3.20%, 01/15/25 (Call 10/15/24)(a)	2,273	2,234,245
Brixmor Operating Partnership LP, 3.85%, 02/01/25 (Call 11/01/24)	2,085	2,058,979
Crown Castle International Corp., 1.35%, 07/15/25 (Call 06/15/25)	1,794	1,662,948
CubeSmart LP, 4.00%, 11/15/25 (Call 08/15/25)	986	980,281
EPR Properties, 4.50%, 04/01/25 (Call 01/01/25)(a)	700	685,286
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	1,885	1,721,834
1.25%, 07/15/25 (Call 06/15/25)	1,752	1,620,775
ERP Operating LP, 3.38%, 06/01/25 (Call 03/01/25)(a)	1,229	1,215,579
Essex Portfolio LP, 3.50%, 04/01/25 (Call 01/01/25)	1,436	1,416,987
GLP Capital LP/GLP Financing II Inc., 5.25%, 06/01/25 (Call 03/01/25)	2,221	2,205,120
Healthpeak Properties Inc.
3.40%, 02/01/25 (Call 11/01/24)(a)	241	237,628
4.00%, 06/01/25 (Call 03/01/25)	987	987,661
Host Hotels & Resorts LP, Series E, 4.00%, 06/15/25 (Call 03/15/25)	1,232	1,210,526
Kilroy Realty LP, 4.38%, 10/01/25 (Call 07/01/25)	1,070	1,063,612
Kimco Realty Corp., 3.30%, 02/01/25 (Call 12/01/24)	1,667	1,645,879
Kite Realty Group Trust, 4.00%, 03/15/25 (Call 12/15/24)	840	826,232
Mid-America Apartments LP, 4.00%, 11/15/25 (Call 08/15/25)	1,198	1,196,670
National Retail Properties Inc., 4.00%, 11/15/25 (Call 08/15/25)	963	962,625
Office Properties Income Trust, 4.50%, 02/01/25 (Call 11/01/24)	1,807	1,700,080
Omega Healthcare Investors Inc., 4.50%, 01/15/25 (Call 10/15/24)	1,191	1,188,666

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Realty Income Corp.
3.88%, 04/15/25 (Call 02/15/25)(a)	$1,396	$1,405,200
4.63%, 11/01/25 (Call 09/01/25)	1,538	1,577,880
Simon Property Group LP, 3.50%, 09/01/25 (Call 06/01/25)(a)	3,193	3,175,087
SITE Centers Corp., 3.63%, 02/01/25 (Call 11/01/24)	1,418	1,384,805
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)	1,145	1,104,456
3.50%, 02/01/25 (Call 11/01/24)	1,730	1,703,618
VICI Properties LP, 4.38%, 05/15/25	1,695	1,678,101
Vornado Realty LP, 3.50%, 01/15/25 (Call 11/15/24)	1,323	1,282,768
Welltower Inc., 4.00%, 06/01/25 (Call 03/01/25)	3,626	3,626,834
WP Carey Inc., 4.00%, 02/01/25 (Call 11/01/24)	1,278	1,277,387
		55,925,726
Retail — 2.8%
AutoNation Inc., 4.50%, 10/01/25 (Call 07/01/25)	1,094	1,083,519
AutoZone Inc.
3.25%, 04/15/25 (Call 01/15/25)	1,458	1,440,606
3.63%, 04/15/25 (Call 03/15/25)	1,559	1,558,236
Dollar General Corp., 4.15%, 11/01/25 (Call 08/01/25)(a)	1,282	1,298,987
Dollar Tree Inc., 4.00%, 05/15/25 (Call 03/15/25)	3,493	3,516,752
Genuine Parts Co., 1.75%, 02/01/25 (Call 02/01/23)	1,540	1,468,020
Home Depot Inc. (The)
2.70%, 04/15/25 (Call 03/15/25)(a)	780	771,709
3.35%, 09/15/25 (Call 06/15/25)(a)	3,431	3,453,713
Lowe’s Companies Inc.
3.38%, 09/15/25 (Call 06/15/25)(a)	2,410	2,403,686
4.00%, 04/15/25 (Call 03/15/25)(a)	2,842	2,883,408
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	1,163	1,102,338
3.30%, 07/01/25 (Call 06/01/25)	2,300	2,300,092
3.38%, 05/26/25 (Call 02/26/25)	1,932	1,935,188
Ross Stores Inc., 4.60%, 04/15/25 (Call 03/15/25)	2,427	2,485,588
Starbucks Corp., 3.80%, 08/15/25 (Call 06/15/25)(a)	4,519	4,563,557
Target Corp., 2.25%, 04/15/25 (Call 03/15/25)	4,510	4,420,477
Walmart Inc., 3.55%, 06/26/25 (Call 04/26/25)(a)	1,830	1,866,783
		38,552,659
Semiconductors — 2.2%
Analog Devices Inc., 2.95%, 04/01/25 (Call 03/01/25)	1,263	1,253,831
Applied Materials Inc., 3.90%, 10/01/25 (Call 07/01/25)(a)	2,328	2,375,584
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.13%, 01/15/25 (Call 11/15/24)(a)	1,518	1,495,868
Broadcom Inc., 3.15%, 11/15/25 (Call 10/15/25)(a)	2,356	2,307,631
Intel Corp.
3.40%, 03/25/25 (Call 02/25/25)(a)	3,921	3,935,037
3.70%, 07/29/25 (Call 04/29/25)	6,113	6,200,110
Lam Research Corp., 3.80%, 03/15/25 (Call 12/15/24)(a)	1,410	1,423,621
Microchip Technology Inc., 4.25%, 09/01/25 (Call 09/01/22)(a)	2,840	2,825,999
NXP BV/NXP Funding LLC/NXP USA Inc., 2.70%, 05/01/25 (Call 04/01/25)	1,950	1,876,816
QUALCOMM Inc., 3.45%, 05/20/25 (Call 02/20/25)(a)	4,077	4,102,114
Texas Instruments Inc., 1.38%, 03/12/25 (Call 02/12/25)	2,428	2,326,267
		30,122,878
Shipbuilding — 0.1%
Huntington Ingalls Industries Inc., 3.84%, 05/01/25 (Call 04/01/25)	1,484	1,467,765

Software — 3.1%
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)(a)	1,522	1,481,454

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Corporate ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
3.25%, 02/01/25 (Call 11/01/24)	$2,886	$2,900,863
Autodesk Inc., 4.38%, 06/15/25 (Call 03/15/25)(a)	848	865,036
Fiserv Inc., 3.85%, 06/01/25 (Call 03/01/25)	2,672	2,670,397
Intuit Inc., 0.95%, 07/15/25 (Call 06/15/25)	1,428	1,338,393
Microsoft Corp.
2.70%, 02/12/25 (Call 11/12/24)(a)	4,414	4,404,731
3.13%, 11/03/25 (Call 08/03/25)	7,575	7,621,586
Oracle Corp.
2.50%, 04/01/25 (Call 03/01/25)(a)	6,057	5,853,122
2.95%, 05/15/25 (Call 02/15/25)(a)	9,635	9,393,643
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	1,819	1,669,769
3.85%, 12/15/25 (Call 09/15/25)	981	980,980
Take-Two Interactive Software Inc., 3.55%, 04/14/25	1,605	1,593,637
VMware Inc., 4.50%, 05/15/25 (Call 04/15/25)	2,262	2,287,402
		43,061,013
Telecommunications — 1.9%
Cisco Systems Inc., 3.50%, 06/15/25(a)	1,575	1,601,507
Juniper Networks Inc., 1.20%, 12/10/25 (Call 11/10/25)(a)	1,409	1,278,823
Rogers Communications Inc.
2.95%, 03/15/25 (Call 03/15/23)(b)	1,295	1,272,830
3.63%, 12/15/25 (Call 09/15/25)(a)	2,532	2,501,920
T-Mobile USA Inc., 3.50%, 04/15/25 (Call 03/15/25)	8,294	8,202,600
Verizon Communications Inc.
0.85%, 11/20/25 (Call 10/20/25)	3,482	3,209,882
3.38%, 02/15/25	4,063	4,077,017
Vodafone Group PLC, 4.13%, 05/30/25	4,644	4,700,935
		26,845,514
Transportation — 1.3%
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (Call 01/01/25)(a)	1,051	1,047,826
3.65%, 09/01/25 (Call 06/01/25)(a)	1,176	1,192,393
7.00%, 12/15/25	397	442,064
Canadian Pacific Railway Co., 2.90%, 02/01/25 (Call 11/01/24)	2,273	2,230,472
CSX Corp., 3.35%, 11/01/25 (Call 08/01/25)	1,719	1,715,682
Norfolk Southern Corp., 3.65%, 08/01/25 (Call 06/01/25)	872	873,648
Ryder System Inc.
3.35%, 09/01/25 (Call 08/01/25)(a)	1,640	1,605,511
4.63%, 06/01/25 (Call 05/01/25)	1,081	1,096,361

Security	Par/ Shares (000)	Value

Transportation (continued)
Union Pacific Corp.
3.25%, 01/15/25 (Call 10/15/24)(a)	$999	$1,001,557
3.25%, 08/15/25 (Call 05/15/25)	1,217	1,214,396
3.75%, 07/15/25 (Call 05/15/25)(a)	1,384	1,401,342
United Parcel Service Inc., 3.90%, 04/01/25 (Call 03/01/25)(a)	3,462	3,531,067
		17,352,319
Trucking & Leasing — 0.1%
GATX Corp., 3.25%, 03/30/25 (Call 12/30/24)	1,080	1,060,106

Water — 0.1%
American Water Capital Corp., 3.40%, 03/01/25 (Call 12/01/24)(a)	1,592	1,593,751

Total Long-Term Investments — 98.9%
(Cost: $1,412,934,905)		1,360,141,039

Short-Term Securities

Money Market Funds — 7.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.93%(c)(d)(e)	91,064	91,055,381
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.81%(c)(d)	5,820	5,820,000

Total Short-Term Securities — 7.1%
(Cost: $96,854,748)		96,875,381

Total Investments in Securities — 106.0%
(Cost: $1,509,789,653)		1,457,016,420

Liabilities in Excess of Other Assets — (6.0)%		(82,066,623)

Net Assets — 100.0%		$1,374,949,797

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$60,598,916	$30,480,773	(a)	$—		$(24,827)	$519	$91,055,381	91,064	$96,343	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	11,130,000	—		(5,310,000	)(a)	—	—	5,820,000	5,820	22,619		—
						$(24,827)	$519	$96,875,381		$118,962		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Corporate ETF
July 31, 2022

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$1,360,141,039	$—	$1,360,141,039
Money Market Funds	96,875,381	—	—	96,875,381
	$96,875,381	$1,360,141,039	$—	$1,457,016,420